ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Fund payable	[1]		$ 26,622
Accrued payroll and welfare		$ 2,870	1,138
Taxes payable		29,397	$ 68
Accrued IPO related expense		3,411
Accrued cash incentives and Yiren coins		5,502
Accrued advertisement expense		1,957
Other accrued expenses		1,369	$ 985
Total accrued expenses and other current liabilities		$ 44,506	$ 28,813

[1]	The balance of fund payable mainly includes fund payable to investors or borrowers due to the settlement time lag by external payment network.